Provisions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual disputes	€ 118.2	€ 88.9
Current onerous provision addition	29.3
Obligations from onerous CMO contracts	80.2	235.5
Related to release and consumption	155.3
Other additional provisions	45.1
Provision related to release	126.0
Provision related to usage	74.5
Other	79.7	€ 51.4
Additional provisions, other provisions	€ 28.3